Schedule of intangible assets (Details) - USD ($) $ in Thousands	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2022
Notes and other explanatory information [abstract]
Goodwill	$ 1,788	$ 1,635	$ 17,697	$ 18,269
Other intangible assets	14,906	13,600	24,478
Total	$ 16,694	$ 15,235	$ 42,175